Cash and cash equivalents and short-term investments	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents and short-term investments
Cash and cash equivalents and short-term investments

9.          Cash and cash equivalents and short-term investments

	December 31,	December 31,
	2023	2022
Cash equivalents and bank deposits in foreign currency (i)	8,331	12,057
Cash and cash equivalents (ii)	12,971	35,130
	21,302	47,187

Short-term investments (iii)	220,301	26,389

(i)	Short-term deposits maintained in U.S. dollar.
(ii)	Cash equivalents are comprised of short-term deposits with an original maturity of three months or less, which are subject to an insignificant risk of changes in value, readily convertible into cash.
(iii)	Short-term investments correspond to financial investments in Investment Funds, with highly rated financial institutions. As of December 31, 2023, the average interest on these Investment Funds is 13.49% p.a., corresponding to 103.45% of CDI (December 31, 2022 – 10.50% p.a. – 84.80% of CDI). Despite the fact that these investments have high liquidity and have insignificant risk of changes in value, they do not qualify as cash equivalents given the nature of the investment portfolio and their maturity. Due to the short-term nature of these investments, their carrying amount is the same as their fair value.